Income Tax Expense - Additonal Information (Detail)			12 Months Ended
		Jun. 23, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2023
Reconciliation Of Effective Tax Rate [line items]
Effective statutory tax rate	[1]		30.60%	30.60%	30.60%
Pillar Two Tax Rates [Member]
Reconciliation Of Effective Tax Rate [line items]
Effective statutory tax rate		15.00%

[1]	The effective statutory tax rate in Japan for the fiscal years ended March 31, 2025, 2024 and 2023 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan. The statutory tax rate in Japan has been changed from the fiscal year beginning April 1, 2026 reflecting the changes in Japanese corporation tax rates as mentioned in Note 23 “Deferred Income Tax.”